UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21102
The Hyperion Brookfield Strategic Mortgage Income Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2007
Date of reporting period: August 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007
Item 1. Schedule of Investments

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.2%
U.S. Government Agency Pass-Through Certificates - 45.1%
Federal Home Loan Mortgage Corporation
Pool C69047	7.00%		06/01/32	$921		$949,476
Pool G01466	9.50		12/01/22	871		945,071
Pool 555559	10.00		03/01/21	806		891,603

						2,786,150

Federal National Mortgage Association
TBA	5.50		04/01/33	10,000		9,765,620
Pool 694391	5.50		03/01/33	3,283		3,215,345
Pool 753914	5.50		12/01/33	6,428		6,296,039
Pool 754355	6.00		12/01/33	2,653		2,659,898
Pool 761836	6.00		06/01/33	2,408		2,417,358
Pool 763643	6.00		01/01/34	5,587		5,594,174
Pool 255413	6.50		10/01/34	6,162		6,276,381
Pool 795367	6.50		09/01/34	2,013		2,050,452
Pool 809989	6.50		03/01/35	2,642		2,685,893
Pool 650131	7.00		07/01/32	1,184		1,227,693
Pool 819251	7.50		05/01/35	1,766		1,828,457
Pool 887431	7.50		08/01/36	1,098		1,130,816
Pool 398800	8.00		06/01/12	399		413,039
Pool 827854	8.00		10/01/29	1,689		1,787,466
Pool 636449	8.50		04/01/32	1,454		1,561,617
Pool 823757	8.50		10/01/29	2,596		2,787,564
Pool 458132	9.47		03/15/31	1,198		1,311,432

						53,009,244

Total U.S. Government Agency Pass-Through Certificates (Cost - $56,607,570)						55,795,394

U.S. Treasury Obligations - 14.1%
United States Treasury Notes	4.50		02/15/16	3,000	@	3,001,173
United States Treasury Notes	4.50		05/15/17	14,500	@	14,438,824

Total U.S. Treasury Obligations (Cost - $17,127,230)						17,439,997

Total U.S. Government & Agency Obligations (Cost - $73,734,800)						73,235,391

ASSET-BACKED SECURITIES - 8.0%

Housing Related Asset-Backed Securities - 6.5%
Asset Backed Funding Certificates
Series 2005-AQ1, Class B1* (b)	5.75/6.25		06/25/35	993		669,497
Series 2005-AQ1, Class B2* (b)	5.75/6.25		06/25/35	1,050		689,409

						1,358,906

First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FFH2C, Class B1* (a)	8.82	†	06/25/34	525		131,303
Green Tree Financial Corp.
Series 1995-6, Class M1 (d)	8.10		09/15/26	4,325		4,283,649
Mid-State Trust
Series 2004-1, Class M2	8.11		08/15/37	1,218		1,226,784
Structured Asset Investment Loan Trust
Series 2004-4, Class B* (b) (d)	5.00/5.50		04/25/34	496		30,443
Series 2004-8, Class B1(a) (d)	7.82	†	09/25/34	1,000		996,386

						1,026,829

Total Housing Related Asset-Backed Securities (Cost - $9,628,399)						8,027,471

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)

Non-Housing Related Asset-Backed Securities - 1.5%
Airplanes Pass Through Trust
Series 1R, Class A8 (cost $1,684,129)	5.70%	†	03/15/19	$1,829	$1,791,960

Total Asset-Backed Securities (Cost - $11,312,528)					9,819,431

COMMERCIAL MORTGAGE BACKED SECURITIES - 25.6%
Banc America Commercial Mortgage, Inc.
Series 2007-2, Class L	5.37		04/10/49	1,127	773,765
Series 2007-2, Class K	5.70		04/10/49	3,000	2,160,623
Series 2006-1, Class J*	5.78		09/10/45	1,000	754,853

					3,689,241

Bear Stearns Commercial Mortgage Securities
Series 2006-PWR13, Class K	5.26		09/11/41	347	225,114
Series 2006-PWR11, Class H*	5.63		03/11/39	1,100	825,146
Series 2006-PWR13, Class H	6.03		09/11/41	2,450	1,895,528
Series 1999-C1, Class D	6.53		02/14/31	2,500	2,495,705

					5,441,493

CD 2006 CD2
Series 2006-CD2, Class J*	5.48		01/11/46	1,000	747,857
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	513	362,815
Series 2006-C4, Class M*	5.15		09/15/39	565	380,538
Series 2006-C1, Class K*	5.55	†	02/15/16	2,358	1,780,566
Series 2006-C4, Class K*	6.30		09/15/36	2,970	2,327,332

					4,851,251

GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G*	6.04		08/11/36	3,000	2,956,161
Series 2002-2A, Class H*	6.31		08/11/36	2,000	2,011,765

					4,967,926

GMAC Commercial Mortgage Securities
Series 2006-C1, Class G*	5.61		11/10/45	2,500	2,081,298
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G*	5.43	†	10/15/37	1,600	1,460,256
Series 2006-CIBC14, Class H*	5.72	†	12/12/44	1,211	921,341
Series 2007-LD11, Class K	6.01		06/15/49	1,879	1,388,994

					3,770,591

Morgan Stanley Capital I
Series 2004-HQ4, Class G*	5.53		09/14/14	1,000	933,530
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*	7.19		01/11/22	2,000	2,145,968
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31A, Class L*	5.13		04/15/47	1,788	1,338,441
Series 2005-C16, Class H*	5.36	†	10/15/41	2,000	1,655,350

					2,993,791

Total Commercial Mortgage Backed Securities (Cost - $36,014,341)					31,622,946

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 26.8%

Subordinated Collateralized Mortgage Obligations - 26.8%

Banc of America Funding Corp.
Series 2005-2, Class B4	5.66	†	04/25/35	853	611,040
Series 2005-2, Class B5	5.66	†	04/25/35	682	358,522
Series 2005-2, Class B6	5.66	†	04/25/35	513	123,047

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

					$1,092,609

Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50%		04/25/34	$973	426,437
Series 2004-3, Class 30B5	5.50		04/25/34	683	170,537

					596,974

Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4	4.05	†	02/25/34	1,677	1,441,726
Series 2003-10, Class 1B4	5.50		01/25/34	542	408,625
Series 2002-10, Class 1B3	6.00		11/25/32	1,401	1,345,051

					3,195,402

Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50		07/25/32	2,492	2,482,622
Series 2002-4, Class B2	6.50		07/25/32	997	993,049
Series 2002-4, Class B3	6.50		07/25/32	581	559,848
Series 2002-4, Class B4	6.50		07/25/32	333	318,805
Series 2002-4, Class B5	6.50		07/25/32	250	244,569
Series 2002-4, Class B6*	6.50		07/25/32	333	266,198

					4,865,091

Countrywide Home Loans
Series 2007-11, Class B2	6.00		08/25/37	500	396,576
First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4	5.43	†	08/25/35	845	551,810
Series 2005-AA6, Class B5	5.43	†	08/25/35	796	436,160
Series 2005-AA6, Class B6	5.43	†	08/25/35	476	52,307

					1,040,277

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4*	5.45	†	07/25/35	413	253,971
Series 2005-5, Class B4*	5.46	†	10/25/35	709	432,208
Series 2005-5, Class B5*	5.46	†	10/25/35	532	243,774
Series 2005-5, Class B6*	5.46	†	10/25/35	533	133,229

					1,063,182

G3 Mortgage Reinsurance Ltd.
Series 1, Class E* (d)	25.32	†	05/25/08	4,068	4,207,047
Harborview Mortgage Loan Trust
Series 2005-14, Class B4*	5.64	†	12/19/35	393	272,376
Series 2005-1, Class B4* (a)	7.07	†	03/19/35	551	489,821
Series 2005-1, Class B5* (a)	7.07	†	03/19/35	801	507,450
Series 2005-1, Class B6* (a)	7.07	†	03/19/35	928	176,263
Series 2005-2, Class B4* (a)	7.07	†	05/19/35	1,338	989,032

					2,434,942

JP Morgan Mortgage Trust
Series 2003-A1, Class B4	4.47	†	10/25/33	532	436,443
Series 2006-A6, Class B5	6.03		10/25/36	914	684,972
Series 2006-A6, Class B6	6.03		10/25/36	1,143	365,909

					1,487,324

RAAC Series
Series 2005-SP1, Class M3	5.51		09/25/34	313	245,392
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25		02/25/34	439	259,726
Series 2003-S7, Class B2	5.50		05/25/33	512	204,606
Series 2003-S7, Class B3	5.50		05/25/33	310	195,305
Series 2006-SA1, Class B2*	5.67		02/25/36	823	487,374
Series 2006-SA1, Class B3*	5.67		02/25/36	685	137,094

					1,284,105

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7*	8.45%	†	09/10/37	$1,945		$1,835,007
Series 2004-C, Class B7*	8.85	†	09/10/36	958		910,961
Series 2006-C, Class B9*	9.76	†	07/15/38	1,497		1,403,929
Series 2004-B, Class B8*	10.10	†	02/10/36	774		729,154
Series 2003-CB1, Class B8*	12.10	†	06/10/35	925		936,104
Series 2004-B, Class B9*	13.60	†	02/10/36	1,185		1,175,598
Series 2004-A, Class B10*	16.85	†	02/10/36	473		470,009

						7,460,762

Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	485		326,150
Series 2005-6, Class B6	5.34	†	05/25/35	485		226,937
Series 2005-6, Class B7	5.34	†	05/25/35	337		45,551

						598,638

Washington Mutual Mortgage Securities Corp.
Series 2002-AR12, Class B4	4.65	†	10/25/32	595		594,681
Series 2002-AR12, Class B5	4.65	†	10/25/32	447		436,908
Series 2002-AR12, Class B6	4.65	†	10/25/32	610		426,962
Series 2005-AR2, Class B10* (a)	6.52	†	01/25/45	1,548		1,365,935

						2,824,486

Wells Fargo Mortgage Backed Securities Trust
Series 2002, Class B5	6.00		06/25/32	345		331,944

Total Subordinated Collateralized Mortgage Obligations (Cost - $36,820,354)						33,124,751

Total Non-Agency Residential Mortgage Backed Securities (Cost - $36,820,354)						33,124,751

SHORT TERM INVESTMENTS - 2.5%
Federal Home Loan Bank Discount Notes(c)	0.00		09/04/07	3,000		2,998,950
United States Treasury Bill	4.75		09/20/07	100	#	99,821

Total Short Term Investments (Cost - $3,098,711)						3,098,771

Total Investments - 122.1% (Cost - $160,980,734)						150,901,290
Liabilities in Excess of Other Assets - (22.1)%						(27,278,047)

NET ASSETS - 100.0%						$123,623,243

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

†	—	Variable Rate Security: Interest rate is the rate in effect as of August 31, 2007.

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.

(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c)	—	Zero Coupon Note - Interest rate represents current yield to maturity.

(d)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of August 31, 2007, the total value of all such securities was $9,517,525 or 7.7% of net assets.

#	—	Portion or entire principal amount held as collateral for open future contracts.

TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.

^	—	At August 31, 2007, the aggregate cost of investments for income tax purposes was $160,980,734. Net unrealized depreciation aggregated $10,079,444 of which $1,117,359 related to appreciated investment securities and $11,196,803 related to depreciated investment securities.

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer
Date: October 24, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer
Date: October 24, 2007

By:	/s/ Thomas F. Doodian

Thomas F. Doodian Treasurer and Principal Financial Officer
Date: October 24, 2007